MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Company's marketable securities are classified as available-for-sale securities and are carried at fair value. The following table summarizes amortized costs, gross unrealized holding gains and losses and market value of marketable securities as of December 31, 2010:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate debentures	$6,805	$116	$9	$6,912
U.S. Government agency debentures	7,405	10	13	7,402
Government debentures	218	20	-	238
U.S. municipal bonds	419	2	-	421

	$14,847	$148	$22	$14,973